Interest Expense (Tables)	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Schedule of interest expense, net of amounts capitalized
Interest expense is comprised of the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Debt interest expense	(47.7)	(38.4)	(92.4)	(75.2)
Amortization of deferred finance charges	(2.8)	(3.2)	(5.5)	(5.0)
Amortization of debt discount	(1.7)	—	(3.4)	—
Amortization of debt premium	0.2	—	0.3	—
Total	(52.0)	(41.6)	(101.0)	(80.2)